On August 4, 2021, the Company’s Board of Directors approved the anticipation of distribution to shareholders in the total amount of US$ 6,066 (R$ 31,600 million), equivalent to US$ 0.4651 (R$ 2.4225) per common and preferred shares, in two installments, (Details)
$ / shares in Units, $ in Millions
6 Months Ended
Jun. 30, 2021 USD ($) $ / shares
IfrsStatementLineItems [Line Items]
Amount	$ 6,066
Amount per Share | $ / shares	$ 0.4651
Common shares [member]
IfrsStatementLineItems [Line Items]
Amount	$ 3,461
Preferred shares
IfrsStatementLineItems [Line Items]
Amount	$ 2,605
First installment [member]
IfrsStatementLineItems [Line Items]
Date of register	Aug. 16, 2021
Date of Payment	Aug. 25, 2021
Amount	$ 4,031
First installment [member] | Common shares [member]
IfrsStatementLineItems [Line Items]
Amount	$ 2,300
Amount per Share | $ / shares	$ 0.3091
First installment [member] | Preferred shares
IfrsStatementLineItems [Line Items]
Amount	$ 1,731
Amount per Share | $ / shares	$ 0.3091
Second installment [member]
IfrsStatementLineItems [Line Items]
Date of register	Dec. 01, 2021
Date of Payment	Dec. 15, 2021
Amount	$ 2,035
Second installment [member] | Common shares [member]
IfrsStatementLineItems [Line Items]
Amount	$ 1,161
Amount per Share | $ / shares	$ 0.1560
Second installment [member] | Preferred shares
IfrsStatementLineItems [Line Items]
Amount	$ 874
Amount per Share | $ / shares	$ 0.1560